Comparative figures	12 Months Ended
Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [abstract]
Comparative figures

20.Comparative figures

Certain of the prior period figures have been reclassified to conform with the presentation adopted in the current period. These reclassifications were solely related to grouping of operating expenses and had no effect on the reported results of operations.